UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
___________________ to _____________________
Date of Report (Date of earliest event reported)____________________________
Commission File Number of securitizer: ____________________________
Central Index Key Number of securitizer: ___________________________
_____________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
☑	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor: 0000893709
PENARTH MASTER ISSUER PLC
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable): 0001671177
Central Index Key Number of underwriter (if applicable):  N/A
Gavin Parker, + 44 207 158 2135
Name and telephone number, including area code, of the person to contact in connection with this filing

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 2.01.  Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
Attached as Exhibit 99.1 hereto is the agreed-upon procedures report dated June 21, 2019, prepared by KPMG LLP.
Exhibit No.	Description
99.1	Agreed-upon procedures report of KPMG LLP dated June 21, 2019

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
BANK OF SCOTLAND PLC (Depositor)
Date: July 3, 2019	By:	/s/ Gavin Parker
	Name:	Gavin Parker
	Title:	Head of Securitisation & Collateral

KPMG LLP	Tel +44 (0) 113 231 3916
1 Sovereign Square	Fax +44 (0) 113 231 3200
Sovereign Street	john.midgley@kpmg.co.uk
Leeds LS1 4DA	Mobile +44 (0) 7500 607 840
United Kingdom

Private & confidential
The Directors
Penarth Master Issuer plc
35 Great St. Helen's
London EC3A 6AP
(the "Issuer")

The Directors
Bank of Scotland plc
33 Old Broad Street
London EC2N 1HZ
(in its capacity as Sponsor and Transferor,
the "Transferor")

 The Directors
Penarth Receivables Trustee Limited
35 Great St. Helen's
London EC3A 6AP
United Kingdom
(the “Receivables Trustee”)

Lloyds Bank Corporate Markets plc
10 Gresham Street
London EC2V 7AE
(the "Arranger", a "Dealer" and a "Joint Lead Manager")

Lloyds Securities Inc.
1095 Avenue of the Americas
New York, NY 10036
(a "Dealer" and a "Joint Lead Manager")

Your ref  Project Ogmore

Our ref  jm/cc1474

21 June 2019
Dear All
Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of credit card receivables
In accordance with engagement terms which have been agreed between us, we have performed certain agreed upon procedures in relation to the proposed securitisation of the portfolio of assets described above and this letter reports on our performance of those agreed upon procedures (the "Pool AUP Letter"). This Pool AUP Letter is confidential and agreed disclosure restrictions apply.
It is your responsibility to determine the sufficiency of these procedures for your own purposes.  Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.
The procedures performed were not intended to satisfy any criteria for due diligence published by any nationally recognised statistical rating organisation ("NRSRO"). In accordance with the agreed engagement terms, we have performed the procedures identified below.
1 Procedures performed in respect of the credit card receivables pool
We picked a sample of 458 credit card receivables (the "Sample") at random from the list of 478,851 credit card receivables to be securitised as provided to us by the Arranger in a data file entitled "ADDITIONS_20181101_MASKED" on 12 March 2019. A data file containing details of the Sample, entitled "2019-04 KPMG Pool Audit v6 STRIPPED RESULT FINAL.xlsx"] was made available to us by the Arranger on 11 April 2019 (the "Extraction File").  Our work was based on this Extraction File. The Extraction File contained information on 458 aggregated credit card receivables as shown by the records of the Transferor as at 11 April 2019 (the "Cut-off Date").
Limited procedures as set out in the work programme (the "Work Programme") attached as Appendix C in connection with the documentation of the Sample were carried out.
The procedures performed were applied based on the methodologies, assumptions and information provided to us by the Transferor, without verification or evaluation of such methodologies, assumptions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, assumptions or information provided to us by the Transferor, (ii) the physical existence of the credit card receivables, (iii) the reliability or accuracy of the documents provided to us by the Transferor which were used in our procedures, (iv) the adequacy of the disclosures in the Extraction File, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) the enforceability of any contractual provision in the credit card receivables.
The procedures performed were not intended to address, nor did they address:  (i) the conformity of the origination of the credit card receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such credit card receivables being securitised, (iii) the compliance of the Transferor of the credit card receivables with applicable laws and regulations, or (iv) any other factor or characteristic of the credit card receivables that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.
2 Findings
The findings from the agreed upon procedures are set out in Appendix A.
The following statistical interpretation can be applied to the findings set out in Appendix A:  on the basis of the number of errors identified in the Sample (as reported on the 'Errors' lines of Appendix A) it can be calculated that there is a 99% level of confidence that not more than X% of the population contains errors relating to the specified test, where X is the relevant percentage reported on the 'Statistics' line of Appendix A.
Within the Sample there are seven files with missing documentation such that we were unable to perform certain tests.  For our statistical analysis, we have calculated the maximum error rates based on the full sample size of 458 files (treating the missing documents as an error in each case) and also based on the number of documents reviewed for each relevant test which excludes the loan accounts with missing documentation.
Details of the errors found as a result of the agreed upon procedures, and listed in Appendix A, are set out in Appendix B.
3 General
This Pool AUP Letter may only be relied upon in respect of the matters to which it refers and as of its date.  In relying upon this Pool AUP Letter, you agree (save as may otherwise have been expressly agreed in writing) that we have no responsibility to, and we will not, perform any work subsequent to the date of this Pool AUP Letter nor to consider, monitor, communicate or report the impact of any events or circumstances which may occur or may come to light subsequent to the date of this Pool AUP Letter.
This Pool AUP Letter is not issued in accordance with the professional standards of the American Institute of Certified Public Accountants or the US Public Company Accounting Oversight Board. Notwithstanding anything to the contrary contained elsewhere in this Pool AUP Letter or our engagement letter, our Pool AUP Letter may be used to help you establish a due diligence defence under Section 11 of the US Securities Act of 1933, as amended, or a defence analogous to the due diligence defence available under such section although we make no representation regarding the suitability of the Pool AUP Letter for this purpose.
We will provide separately an executed Form ABS Due Diligence-15E, Certification of Provider of Third-Party Due Diligence Services for Asset-Backed Securities ("Form ABS Due Diligence-15E"), using the form made available by the US Securities and Exchange Commission ("SEC"), to which this Pool AUP Letter will be appended.  The executed Form ABS Due Diligence-15E, will be provided, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with SEC Release No. 34-72936, Nationally Recognized Statistical Rating Organizations (the "SEC Release"), pursuant to which you are required to make publicly available the findings and conclusions of any third-party due diligence report obtained.  This Pool AUP Letter alone is not to be relied on in the United States and we accept no responsibility for any use that you may make of this Pool AUP Letter alone in the United States.
The requirement to make publicly available findings and conclusions includes disclosure of the criteria against which loans were evaluated, and how the evaluated loans compared to those criteria, along with the basis for including any loans not meeting those criteria.  This is accomplished by including such information, which will include this Pool AUP Letter, in Form ABS-15G, Asset-Backed Securitizer Report Pursuant to Section 15G of the Securities Exchange Act of 1934 ("Form ABS 15G"), which is required to be furnished by the Issuer or underwriter to the SEC through the Electronic Data Gathering, Analysis, and Retrieval ("EDGAR") system.
The Issuer, sponsor or underwriter of an asset–backed securitisation is required to maintain a website (the "Rule 17g-5 website") pursuant to paragraph (a)(3) of Rule 17g-5 of the US Code of Federal Regulations (17 CFR 240.17g-5).  The SEC Release requires any NRSRO producing a credit rating to which "third party due diligence services" relate, to publish with its rating any executed Form ABS Due Diligence-15E containing information about the relevant security or money market instrument that the NRSRO receives or obtains through a Rule 17g-5 website.  The agreed upon procedures performed by KPMG on which this Pool AUP Letter reports amount to "third party due diligence services" as defined in the SEC Release.
To facilitate a relevant NRSRO meeting this publication obligation, we are required to furnish any executed Form ABS Due Diligence-15E to any such NRSRO.  As envisaged by the SEC Release, we will do so by providing the prescribed form to the Issuer, sponsor, or underwriter of the securitisation that maintains the Rule 17g-5 website, or to any NRSRO that requests it.  In addition, the SEC Release requires that an NRSRO producing a credit rating publicly disclose each prescribed form that was posted to the Rule 17g-5 website. Such information may therefore be posted on the website of any relevant NRSRO.
Any such publicity shall take place, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with the SEC Release.  Accordingly, any party (including rating agencies and investors) obtaining access this Pool AUP Letter as appended to the executed Form ABS Due Diligence-15E or separately is not authorised by KPMG to use or rely upon the Pool AUP Letter, any such use or reliance shall take place at the relevant party's own risk and, to the fullest extent permitted by law, we will have no responsibility and will deny any liability to any such party.

Yours faithfully
/s/ KPMG LLP
KPMG LLP

Appendix A - Results

Pool Information
Pool Name	Penarth Project Ogmore
Cut Off Date	31/3/2019
Sample Size	458
Date of AUP	3/4/2019

Files
No Error	445
Error	6
Missing Documentation	7
Total	458

			Principal account holder signature - Application form	Principal account holder date of birth - VisionPlus	Principal account holder over 18 - VisionPlus	Principal account holder name - Application form or VisionPlus where not available	Address - VisionPlus	Address in England, Wales, Scotland or other permitted countries - N/A	Deceased - VisionPlus	Current balance - VisionPlus	Arrears - VisionPlus	Balance Transfer annual interest rate - VisionPlus	Cash annual interest rate - VisionPlus	Fees annual interest rate - VisionPlus	Purchase annual interest rate - VisionPlus	Retail annual interest rate - VisionPlus	Expired balance transfer annual interest rate - VisionPlus	Money Transfer annual interest rate - VisionPlus	Credit limit -VisionPlus	Opening date - Credit agreement	Opening date - VisionPlus
			Test 1	Test 2.1	Test 2.2	Test 3	Test 4.1	Test 4.2	Test 5	Test 6	Test 7	Test 8.1	Test 8.2	Test 8.3	Test 8.4	Test 8.5	Test 8.6	Test 8.7	Test 9	Test 10.1	Test 10.2

		Number of Files Tested	458	458	458	458	458	458	458	458	458	458	458	458	458	458	458	458	458	458	458	Total
		Missing Data Point	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	5	0	0

		Number of Files minus Missing Data Point	458	458	458	458	458	458	458	458	458	458	458	458	458	458	458	458	458	458	458	Total
		Errors	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	6	0	6
		Missing	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	14
		Total	7	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	10	0	20
		Statistics	3.46%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	4.35%	1.00%

		Excluding Missing
		Number of Files minus Missing	451	458	458	458	458	458	458	458	458	458	458	458	458	458	458	458	458	451	458	Total
		Errors	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	5	0	6
		Statatistics	1.02%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	3.20%	1.00%

KPMG Ref	Agreement ID	Status																				Erorr	Missing Documentation	No Data
46	1175123574	Missing Documentation	M	-	-	-	-		-	-	-	-	-	-	-	-	-	-	-	M	-	0	2	0
65	1180822684	Missing Documentation	M	-	-	-	-		-	-	-	-	-	-	-	-	-	-	-	M	-	0	2	0
74	1182584919	Missing Documentation	M	-	-	-	-		-	-	-	-	-	-	-	-	-	-	-	M	-	0	2	0
81	1183941377	Error	-	-	-	-	-		-	-	-	-	-	-	-	-	-	-	-	E	-	1	0	0
124	1246284762	Error	-	-	-	-	-		-	-	-	-	-	-	-	-	-	-	-	E	-	1	0	0
130	830149480	Missing Documentation	M	-	-	-	-		-	-	-	-	-	-	-	-	-	-	-	M	-	0	2	0
131	1095054365	Missing Documentation	M	-	-	-	-		-	-	-	-	-	-	-	-	-	-	-	M	-	0	2	0
196	1166357267	Missing Documentation	M	-	-	-	-		-	-	-	-	-	-	-	-	-	-	-	M	-	0	2	0
310	894308138	Missing Documentation	M	-	-	-	-		-	-	-	-	-	-	-	-	-	-	-	M	-	0	2	0
326	1143034924	Error		-	-	-	-		-	-	-	-	-	-	-	-	-	-	-	E	-	1	0	0
328	1156653885	Error																		E		1	0	0
339	1171627724	Error																		E		1	0	0
456	1245702735	Error																		E		1	0	0

Appendix B - Errors

KPMG Ref	Agreement ID	Test Nbr	Data Field	Data Source	Error	Per Source	Comments
46	1175123574	1	Principal account holder signature	Application form	M	-	Missing document
65	1180822684	1	Principal account holder signature	Application form	M	-	Missing document
74	1182584919	1	Principal account holder signature	Application form	M	-	Missing document
130	830149480	1	Principal account holder signature	Application form	M	-	Missing document
131	1095054365	1	Principal account holder signature	Application form	M	-	Missing document
196	1166357267	1	Principal account holder signature	Application form	M	-	Missing document
310	894308138	1	Principal account holder signature	Application form	M	-	Missing document
46	1175123574	10.1	Opening date	Credit agreement	M	-	Missing document
65	1180822684	10.1	Opening date	Credit agreement	M	-	Missing document
74	1182584919	10.1	Opening date	Credit agreement	M	-	Missing document
81	1183941377	10.1	Opening date	Credit agreement	E	21/2/2018	Opening date exceeds tolerance (postal application)
124	1246284762	10.1	Opening date	Credit agreement	E	27/7/2018	Opening date exceeds tolerance (postal application)
130	830149480	10.1	Opening date	Credit agreement	M	-	Missing document
131	1095054365	10.1	Opening date	Credit agreement	M	-	Missing document
196	1166357267	10.1	Opening date	Credit agreement	M	-	Missing document
310	894308138	10.1	Opening date	Credit agreement	M	-	Missing document
326	1143034924	10.1	Opening date	Credit agreement	E	13/1/2017	Opening date exceeds tolerance (postal application)
328	1156653885	10.1	Opening date	Credit agreement	E	18/2/2017	Opening date exceeds tolerance (postal application)
339	1171627724	10.1	Opening date	Credit agreement	E	26/8/2017	Opening date exceeds tolerance (postal application)
456	1245702735	10.1	Opening date	Credit agreement	E	20/7/2018	Opening date exceeds tolerance (postal application)

Appendix C: Work Programme
This scope sets out the following agreed procedures for various data attributes relating to a sample of credit card receivables drawn from the portfolio as set out below.
The agreed upon procedures do not constitute an audit or review made in accordance with any generally accepted auditing or review standards and, as such, we express no assurance.  We further draw attention to the fact that the scope of our work is limited, in nature and extent, and, as such will not necessarily reveal all errors or irregularities that may exist outside the scope of the Services.  Had we been engaged to perform and did perform additional procedures, other matters might come to light that would be reported.  We do not make any representation regarding the sufficiency of the procedures for your purposes.
Our agreed upon procedures are performed having regard to International Standard on Related Services 4400, published by the International Auditing and Assurance Standards Board.
You are responsible for making available to us all relevant methodologies, assumptions, information and documentation in relation to which our procedures are to be performed; and we will not undertake any verification or evaluation of such methodologies, assumptions, documents and information.
We are responsible for performing the procedures set out below and reporting our findings.
We will provide you with a copy of our draft report and will discuss any queries and missing documentation with you.
Sampling approach
Sampling is a process of examining less than the total number of items in a population in order to reach a conclusion about that population. Sampling techniques inherently assume that the sample is representative of the population as a whole.  In this engagement you have asked us to assume that the estimated error rate in the underlying population is zero and to express the results of our work at a level of 99% confidence and with 1% precision if no errors are discovered.  You have requested that we calculate the sample size necessary to provide 99% confidence with 1% precision on the basis that error rates in the receivables data are hypergeometrically distributed.  We make no representations regarding the use of, or assumptions underlying the sampling techniques.

Findings
Where an individual receivable fails a procedure in relation to a data attribute, this will be classified as one error. Where source information cannot be located, this missing information has been treated in two alternative ways:  (i) it has been classed as an error on each test; and (ii) deducted from the sample so the total number of files reviewed is reduced.
Where a procedure specifies agreement to specific documentation, written evidence of amendments or additions contained in the loan file will be assumed to supersede the original documentation.
In comparing data attributes between the data tape and the specified source documentation and classing a difference as an error, you have specified that the tolerance levels set out below will apply.

Procedures
No.	Data attribute	Source	Procedure	Tolerance
1	Principal account holder signature	Application form	For each receivable check if the source is both signed and dated in the space designated for the principal account holder	None
2.1	Principal account holder date of birth	VisionPlus	For each receivable check if the principal account holder was at least 18 years old at the time of opening the account	None
2.2	Principal account holder over 18	VisionPlus	For each receivable check if the data per the Extraction File agrees to the source	None
3	Principal account holder name	Application form or VisionPlus where not available	For each receivable check if the data per the Extraction File substantially agrees to the source	None
4.1	Address	VisionPlus	For each receivable check if the data per the Extraction File agrees to the source	None
4.2	Address in England, Wales, Scotland or other permitted countries	N/A	For each receivable check if the address per the Extraction File conforms to the eligibility criteria at the time of the sale to the Receivables Trust	None
5	Deceased	VisionPlus	For each receivable check if the data per the Extraction File agrees to the source	None
6	Current balance	VisionPlus	For each receivable check if the data per the Extraction File agrees to the source	None
7	Arrears	VisionPlus	For each receivable check if the data per the Extraction File agrees to the source	None
8.1	Balance Transfer annual interest rate	VisionPlus
For each receivable check if the data per the Extraction File agrees to the source
Where there is no balance transfer interest rate included in the Extraction File, check that the account has no balance transfer component within VisionPlus

None
8.2	Cash annual interest rate	VisionPlus
For each receivable check if the data per the Extraction File agrees to the source
Where there is no cash interest rate included in the Extraction File, check that the account has no cash component within VisionPlus

None
8.3	Fees annual interest rate	VisionPlus
For each receivable check if the data per the Extraction File agrees to the source
Where there is no fees interest rate included in the Extraction File, check that the account has no fees component within VisionPlus

None
8.4	Purchase annual interest rate	VisionPlus
For each receivable check if the data per the Extraction File agrees to the source
Where there is no purchase interest rate included in the Extraction File, check that the account has no purchase component within VisionPlus

None
8.5	Retail annual interest rate	VisionPlus
For each receivable check if the data per the Extraction File agrees to the source
Where there is no retail interest rate included in the Extraction File, check that the account has no retail component within VisionPlus

None
8.6	Expired balance transfer annual interest rate	VisionPlus
For each receivable check if the data per the Extraction File agrees to the source
Where there is no expired balance transfer interest rate included in the Extraction File, check that the account has no expired balance transfer component within VisionPlus

None
8.7	Money Transfer annual interest rate	VisionPlus
For each receivable check if the data per the Extraction File agrees to the source
Where there is no money transfer interest rate included in the Extraction File, check that the account has no money transfer component within VisionPlus

None
9	Credit limit	VisionPlus	For each receivable check if the data per the Extraction File agrees to the source	None
10.1	Opening date	Credit agreement	For each receivable check if the data per the Extraction File agrees to the source	2 weeks
10.2	Opening date	VisionPlus	For each receivable check if the data per the Extraction File agrees to the source	None